Fair value of SBA loans and the sensitivity to immediate changes in those assumptions (Detail) (Commercial Loans [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commercial Loans [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Servicing Asset at Amortized Cost	$ 695	$ 1,087
Interests Continued To Be Held By Transferor Fair Value	2,414	3,336
Weighted average life (in years)	3 years 1 month 0 days	3 years 2 months 0 days
Servicing Assets And Servicing Liabilities At Fair Value Assumptions Used To Estimate Fair Value Prepayment Speed	5.60%	5.50%
Impact on fair value of 10% adverse change	(33)	(46)
Impact on fair value of 20% adverse change	(68)	(95)
Servicing Assets And Servicing Liabilities At Fair Value Assumptions Used To Estimate Fair Value Discount Rate	13.00%	13.00%
Impact on fair value of 10% adverse change	(72)	(103)
Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets, Impact of 20 Percent Adverse Change in Discount Rate	$ (148)	$ (210)